Annual Total Returns[BarChart] - Direxion Monthly 7-10 Year Treasury Bull 2X Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	30.40%	5.49%	(14.26%)	16.90%	0.44%	(1.43%)	2.73%	(1.10%)	11.68%	16.74%